SEGMENT INFORMATION - Geographical Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Non-current assets	$ 38,425	$ 37,505
Revenue	12,595	9,717
United States
Disclosure of geographical areas [line items]
Non-current assets	16,233	16,257
Revenue	6,298	4,190
Mali
Disclosure of geographical areas [line items]
Non-current assets	4,659	4,660
Revenue	1,208	1,007
Dominican Republic
Disclosure of geographical areas [line items]
Non-current assets	4,219	4,181
Revenue	1,613	1,409
Democratic Republic of Congo
Disclosure of geographical areas [line items]
Non-current assets	3,278	3,218
Revenue	0	0
Chile
Disclosure of geographical areas [line items]
Non-current assets	2,027	2,025
Revenue	0	0
Zambia
Disclosure of geographical areas [line items]
Non-current assets	1,720	1,705
Revenue	697	393
TANZANIA, UNITED REPUBLIC OF
Disclosure of geographical areas [line items]
Non-current assets	1,703	994
Revenue	1,214	671
ARGENTINA
Disclosure of geographical areas [line items]
Non-current assets	1,686	1,571
Revenue	333	386
Canada
Disclosure of geographical areas [line items]
Non-current assets	479	500
Revenue	407	305
Côte d'Ivoire
Disclosure of geographical areas [line items]
Non-current assets	266	405
Revenue	508	384
Saudi Arabia
Disclosure of geographical areas [line items]
Non-current assets	369	296
Revenue	0	0
Papua New Guinea, Kina
Disclosure of geographical areas [line items]
Non-current assets	347	361
Revenue	140	403
Peru
Disclosure of geographical areas [line items]
Non-current assets	186	170
Revenue	177	279
Australia
Disclosure of geographical areas [line items]
Non-current assets	0	0
Revenue	0	290
Unallocated
Disclosure of geographical areas [line items]
Non-current assets	1,253	1,162
Revenue	$ 0	$ 0